Consolidated Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
Sep. 30, 2012
Consolidated Statements of Shareholders' Equity
Dividends declared, per share (in dollars per share)	$ 0.28
Tax benefit of stock-based awards, excess tax benefits	$ 3.6